Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	The Deferred Compensation Obligations are unsecured general obligations of the Registrant to pay deferred compensation in the future in accordance with the terms of The PNC Financial Services Group, Inc. and Affiliates Deferred Compensation and Incentive Plan (the "DCIP"). The total amount of Deferred Compensation Obligations being registered represents the sum of (i) the currently outstanding deferred compensation obligations under the DCIP and (ii) an estimate of the amount of compensation that may be deferred by participants pursuant to the terms of the DCIP. In accordance with Rule 457(h) under the Securities Act of 1933, the registration fee has been calculated based on the total amount of deferred compensation that may be payable under the DCIP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	5,500,000
Maximum Aggregate Offering Price	$ 5,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	The Deferred Compensation Obligations are unsecured general obligations of the Registrant to pay deferred compensation in the future in accordance with the terms of The PNC Financial Services Group, Inc. Directors Deferred Compensation Plan (the "Director Plan"). The total amount of Deferred Compensation Obligations being registered represents the sum of (i) the currently outstanding deferred compensation obligations under the Director Plan and (ii) an estimate of the amount of compensation that may be deferred by participants pursuant to the terms of the Director Plan. In accordance with Rule 457(h) under the Securities Act of 1933, the registration fee has been calculated based on the total amount of deferred compensation that may be payable under the Director Plan.